Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Principal Related Parties

The following table sets forth the principal related parties of the Group and their respective relationships with the Group as of December 31, 2023 and December 31, 2024:

Names of related parties (in English)	Relationship with the Company

Xiamen Yinshan Longchang Investment Partnership (Limited Partnership)	Shareholder of the Company
Cheng’s Investment Group Co., LTD. (Hainan)	Shareholder of the Company
Tianjiu Shared Intelligent Enterprise Service	Shareholder of the Company
Zhang Andong	BoD Chairman and General Manager of Lianzhang Menhu
Xiamen Yiju Tianxia Investment Partnership (Limited Partnership)	Shareholder of the Company
Xiamen Qiushi Intelligent Network Equipment Co., LTD	80% owned by Zhang Andong
Fujian Qiushi Intelligent Co., LTD	Share key management team
Xiamen Qiushi Intelligent Network Technology Co., LTD	Share key management team
Zhang Hongwei	Brother in law of Zhang Andong.
Xiamen Rongguang Information Technology Co., Ltd.	95% owned by Zhang Hongwei
Fujian Henduoka Network Technology Co., Ltd.	95% owned by Xiamen Rongguang Information Technology Co., Ltd.
Xiamen Xueyoubang Network Technology Co.	5% hold by Zhang Hongwei
Xiamen Qiushi intelligence software co., LTD	80% owned by Zhang Andong
Xiamen Dongling Weiye investment partnership (limited partnership)	Shareholder of the Company
Xiamen Zhanghui investment co., LTD	Shareholder of Lianzhang New Community Construction and Development (Jiangsu) Co.
Zhang Runzhe	Chief Executive Officer of LZ Technology
Bengbu Yigong Digital Technology Co., Ltd.	Shareholder of the Company

Schedule of Collections from Related Parties

The Group entered into the following transactions with related parties: The following table sets forth the major related parties and the Group’s transactions with them for the years ended December 31, 2022, 2023, and 2024:

	For the year ended December 31
Related Party	2022 (RMB)	2023 (RMB)	2024 (RMB)
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	20,647	83	231
Fujian Qiushi Intelligent Co., Ltd.	–	80,160	30,005
Xiamen Qiushi Intelligent Network Equipment Co., Ltd.	215	–	–
Xiamen Yingshan Longchang Investment Partnership (L.P.)	3,980	3	–
Xiamen Xueyoubang Network Technology Co., Ltd.	–	–	7,520
Liu Jun	324	–	–
Cheng’s Investment Group Co., Ltd. (Hainan)	–	5,800	5,000
Bengbu Yigong Digital Technology Co., Ltd.	-	-	1,453
Fujian Henduoka Network Technology Co., Ltd.	660	5,468	–
Total	25,826	91,514	44,209
Loans from Related Parties
	For the year ended December 31
Related Party	2022 (RMB)	2023 (RMB)	2024 (RMB)
Fujian Qiushi Intelligent Co., Ltd.	8,229	8,480	–
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	5,682	1,450	–
Xiamen Qiushi Intelligent Network Equipment Co., Ltd.	4,937	61	25
Xiamen Dongling Weiye Investment Partnership (L.P.)	–	8,400	–
Xiamen Xueyoubang Network Technology Co., Ltd.	–	4,000
Zhang Andong	–	–	64
Xiamen Qiushi Intelligent Software Co., Ltd.	–	500	–
Liu Jun	26	–	–
Total	18,874	22,891	89
Repayment of Loans to Related Parties
Related Party	2022	2023	2024

Fujian Qiushi Intelligent Co., Ltd.	31,858	8,480	–
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	7,140	1,620	1,975
Xiamen Qiushi Intelligent Network Equipment Co., Ltd.	5,676	–	33
Xiamen Qiushi Intelligent Software Co., Ltd.	–	500	–
Xiamen Dongling Weiye Investment Partnership (L.P.)	–	8,400	–
Xiamen Xueyoubang Network Technology Co., Ltd.	–	4,000	–
Xiamen Yingshan Longchang Investment Partnership (L.P.)	4,900	–	–
Liu Jun	1,217	27	–
Total	50,791	23,027	2,008
Loans to Related Parties
Related Party	2022	2023	2024
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	483	314	2,777
Fujian Qiushi Intelligent Co., Ltd.	–	95,305	30,613
Xiamen Xueyoubang Network Technology Co., Ltd.	–	6,240	6,718
Chengshi Investment Group Co., Ltd. (Hainan)	–	10,800	–
Bengbu Yigong Digital Technology Co., Ltd.	–	–	2,024
Xiamen Yingshan Longchang Investment Partnership (L.P.)	3,983	–	–
Liu Jun	403	–	–
Fujian Henduoka Network Technology Co., Ltd.	821	3,870	–
Total	5,690	116,529	42,132

Schedule of Amounts Due to Related Parties

Equipment Purchases

Related Party	2022	2023	2024
Fujian Qiushi Intelligent Co., Ltd.	894	–	–
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	120	3,049	374
Total	1,014	3,049	374

Subcontracting Costs

Related Party	2022	2023	2024
Xiamen Xueyoubang Network Technology Co., Ltd.	43,240	28,200	–

Service Fees Paid to Related Parties

Related Party	2022	2023	2024
Tianjiu Shared Intelligent Enterprise Services Co., Ltd.	70	–	–
Fujian Henduoka Network Technology Co., Ltd.	–	256	32
Bengbu Yigong Digital Technology Co., Ltd.	–	–	926
Total	70	256	958
Rental, Utilities and Cleaning Fees
Related Party	2022	2023	2024
Xiamen Qiushi Intelligent Network Equipment Co., Ltd.	523	743	825
Transfer of Long-term Investments
Related Party	2022	2023	2024
Xiamen Yingshan Longchang Investment Partnership (L.P.)	1,726	–	–
Share Transfer
Related Party	2022	2023	2024
Xiamen Rongguang Information Technology Co., Ltd.	150	–	–
Zhang Hongwei	8	–	–
Total	158	–	–
Disposal gain
Related Party	2022	2023	2024
Income from disposal of Fujian Henduoka Network Technology Co., Ltd.	4,318	–	–
Payment on Behalf for Equity Transfer
Related Party	2022	2023	2024
Xiamen Zhanghui investment co., LTD	-	–	(4,588)
Payment on Behalf for Equity Transfer
Related Party	2022	2023	2024
Xiamen Zhanghui investment co., LTD	-	–	12,865

Schedule of Amounts Due to Related Parties

Payables to Related Parties (Net)

		As of December 31,
Related Party	Nature of Transaction	2023 (RMB)	2024 (RMB)
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	Purchase of goods and services	(741)	(1,089)
Xiamen Xueyoubang Network Technology Co., Ltd.	Purchase of goods and services	–	–
Total Net Payables		(741)	(1,089)

Amounts Due from Related Parties

		As of December 31,
Related Party	Nature of Transaction	2023 (RMB)	2024 (RMB)
Xiamen Qiushi Intelligent Network Equipment Co., Ltd.	Purchase of goods and services	231	129
Xiamen Xueyoubang Network Technology Co., Ltd.	Loans to related party	6,240	5,438
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	Loans to related party	231	2,777
Fujian Qiushi Intelligent Co., Ltd.	Loans to related party	15,145	15,753
Fujian Henduoka Network Technology Co., Ltd.	Loans to related party	1,194	1,194
Fujian Henduoka Network Technology Co., Ltd.	Fee collection on behalf of the Company	–	505
Chengshi Investment Group Co., Ltd. (Hainan)	Loans to related party	5,000	–
Xiamen Zhanghui investment co., LTD	Share Transfer	–	3,152
Bengbu Yigong Digital Technology Co., Ltd.	Service and commodity purchase from related parties	–	445
Bengbu Yigong Digital Technology Co., Ltd.	Loan to related parties	–	571
Total Due from Related Parties		28,041	29,964

Due to related parties consisted of the following for the periods indicated:

		As of December 31,
Related Party	Nature of Transaction	2023 (RMB)	2024 (RMB)
Tianjiu Shared Intelligent Enterprise Service	Service and commodity purchase from related parties	(48)	(48)
Xiamen Qiushi Intelligent Network Technology Co., LTD	Loan from related parties	(1,975)	–
Xiamen Qiushi Intelligent Network Equipment Co., LTD	Loan from related parties	(93)	(85)
Fujian Qiushi Intelligent Technology Co., Ltd.	Expenses paid on behalf of the Company	–	(1)
Zhang Andong	Expenses paid on behalf of the Company	(448)	–
Zhang Andong	Loan from related parties	–	(64)
Fujian Henduoka Network Technology Co., Ltd.	Service and commodity purchase from related parties	–	(32)
Xiamen Zhanghui investment co., LTD	Share Transfer	(8,277)	–
Total Net		(10,841)	(230)